Fair values of financial instruments carried at fair value - Sensitivity of Level 3 fair values to reasonably possible alternative assumptions (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	$ 2,416	$ 2,228	$ 1,936
Unfavourable changes reflected in profit or loss	(1,798)	(1,582)	(1,475)
Favourable changes reflected in OCI	52	42	47
Unfavourable changes reflected in OCI	$ (55)	(45)	(50)
Confidence level	95.00%
Derivatives, trading assets and trading liabilities | Derivatives, trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	$ 524	546	481
Unfavourable changes reflected in profit or loss	(309)	(309)	(313)
Favourable changes reflected in OCI	0	0	0
Unfavourable changes reflected in OCI	0	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	1,873	1,664	1,434
Unfavourable changes reflected in profit or loss	(1,470)	(1,255)	(1,141)
Favourable changes reflected in OCI	0	0	0
Unfavourable changes reflected in OCI	0	0	0
Financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	19	18	21
Unfavourable changes reflected in profit or loss	(19)	(18)	(21)
Favourable changes reflected in OCI	52	42	47
Unfavourable changes reflected in OCI	$ (55)	$ (45)	$ (50)